Derivatives, Net Gains (Losses) in Income related to Fair Value Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	$ 1,467	$ 1,573
Gains (losses) recorded in noninterest income Recognized on derivatives	390	2,157
Gains (losses) recorded in noninterest income Recognized on hedged item	(357)	(1,998)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	33	159
Available for sale Securities [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	(457)	(451)
Gains (losses) recorded in noninterest income Recognized on derivatives	(22)	(1,298)
Gains (losses) recorded in noninterest income Recognized on hedged item	17	1,232
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	(5)	(66)
Available for sale Securities [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	(5)	(11)
Gains (losses) recorded in noninterest income Recognized on derivatives	39	168
Gains (losses) recorded in noninterest income Recognized on hedged item	(3)	(186)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	36	(18)
Long-term debt [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	1,685	1,659
Gains (losses) recorded in noninterest income Recognized on derivatives	(179)	2,796
Gains (losses) recorded in noninterest income Recognized on hedged item	233	(2,616)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	54	180
Long-term debt [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	248	376
Gains (losses) recorded in noninterest income Recognized on derivatives	567	512
Gains (losses) recorded in noninterest income Recognized on hedged item	(610)	(445)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	(43)	67
Mortgages held for sale [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income	(4)	0
Gains (losses) recorded in noninterest income Recognized on derivatives	(15)	(21)
Gains (losses) recorded in noninterest income Recognized on hedged item	6	17
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)	$ (9)	$ (4)